Investment Securities (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) integer
Proceeds from sales of debt securities	$ 884,137
Net realized gain on sale of securities	39,086
Purchases of restricted equity securities	(129,400)	$ (537,100)
Proceeds from redemption of restricted equity securities	141,500	522,400
Restricted equity securities, at cost	1,434,450	1,446,550
ACBB [Member]
Restricted equity securities, at cost	90,000	90,000
Numbers of shares purchased | integer			20
Purchase price of shares			$ 90,000
FRBB [Member]
Investment	588,150	588,150
FHLBB [Member]
Investment	$ 756,300	$ 768,400